N-2 - USD ($)				3 Months Ended
		Feb. 09, 2026	Feb. 03, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cover [Abstract]
Entity Central Index Key		0001051003
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		BLACKROCK DEBT STRATEGIES FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (2)	0.03%
Dividend reinvestment plan fees	$0.02 (3) per share for open-market purchases of common shares
(1)
Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.

(2)
Based on a sale price per common share of $10.18, which represents the last reported sale price per share of the Fund’s common shares on the NYSE on February 3, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $203,785. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.03%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees (4)(5)	0.65%
Other Expenses (6)	1.04%
Miscellaneous Other Expenses	0.08%
Interest Expense (7)	0.96%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses (8)	1.72%
Fee Waivers and/or Expense Reimbursements (5)	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (5)	1.72%

(4)
The Fund currently pays the Advisor a monthly contractual management fee in arrears at an annual rate equal to 0.55% of the aggregate of (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of December 31, 2025 amounted to approximately 15.20% of the Fund’s Managed Assets (approximately 17.92% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act), of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(6)	Other Expenses are based on estimated amounts for the current fiscal year.
(7)
Reflects leverage, in the form of a credit facility, in an amount equal to approximately 15.20% of the Fund’s Managed Assets as of December 31, 2025. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

(8)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include acquired fund fees and expenses.

Management Fees [Percent]	[4],[5]	0.65%
Acquired Fund Fees and Expenses [Percent]		0.03%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.08%
Other Annual Expense 2 [Percent]	[6]	0.96%
Other Annual Expenses [Percent]	[7]	1.04%
Total Annual Expenses [Percent]	[8]	1.72%
Waivers and Reimbursements of Fees [Percent]	[4]	0.00%
Net Expense over Assets [Percent]	[4]	1.72%
Expense Example [Table Text Block]
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.32) that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.72% of net assets attributable to common shares, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$28	$64	$103	$211
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 28
Expense Example, Years 1 to 3		64
Expense Example, Years 1 to 5		103
Expense Example, Years 1 to 10		$ 211
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]
(4)
The Fund currently pays the Advisor a monthly contractual management fee in arrears at an annual rate equal to 0.55% of the aggregate of (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of December 31, 2025 amounted to approximately 15.20% of the Fund’s Managed Assets (approximately 17.92% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act), of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(6)	Other Expenses are based on estimated amounts for the current fiscal year.

Acquired Fund Fees and Expenses, Note [Text Block]		The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include acquired fund fees and expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of the Fund’s last ten fiscal years, as applicable. The Fund’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2024.

Fiscal Year or Period Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference		Type of Senior Security

June 30, 2025 (six-month period, unaudited)	$120,000	$5,806	$	N/A	Bank Borrowings
December 31, 2024	102,000	6,399		N/A	Bank Borrowings
December 31, 2023	149,000	4,405		N/A	Bank Borrowings
December 31, 2022	164,000	3,967		N/A	Bank Borrowings
December 31, 2021	248,000	3,172		N/A	Bank Borrowings
December 31, 2020	229,000	3,349		N/A	Bank Borrowings
December 31, 2019	262,000	3,310		N/A	Bank Borrowings
February 28, 2019	278,000	3,308		N/A	Bank Borrowings
February 28, 2018	338,000	3,196		N/A	Bank Borrowings
February 28, 2017	318,000	3,455		N/A	Bank Borrowings
February 29, 2016	190,000	4,733		N/A	Bank Borrowings
February 28, 2015	295,000	3,719		N/A	Bank Borrowings

(a)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

Senior Securities Amount						$ 120,000,000		$ 102,000,000				$ 149,000,000	$ 164,000,000	$ 248,000,000	$ 229,000,000	$ 262,000,000	$ 278,000,000	$ 338,000,000	$ 318,000,000	$ 190,000,000	$ 295,000,000
Senior Securities Coverage per Unit	[9]					$ 5,806		$ 6,399				$ 4,405	$ 3,967	$ 3,172	$ 3,349	$ 3,310	$ 3,308	$ 3,196	$ 3,455	$ 4,733	$ 3,719
Preferred Stock Liquidating Preference
Senior Securities, Note [Text Block]
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of the Fund’s last ten fiscal years, as applicable. The Fund’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2024.

Fiscal Year or Period Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference		Type of Senior Security

June 30, 2025 (six-month period, unaudited)	$120,000	$5,806	$	N/A	Bank Borrowings
December 31, 2024	102,000	6,399		N/A	Bank Borrowings
December 31, 2023	149,000	4,405		N/A	Bank Borrowings
December 31, 2022	164,000	3,967		N/A	Bank Borrowings
December 31, 2021	248,000	3,172		N/A	Bank Borrowings
December 31, 2020	229,000	3,349		N/A	Bank Borrowings
December 31, 2019	262,000	3,310		N/A	Bank Borrowings
February 28, 2019	278,000	3,308		N/A	Bank Borrowings
February 28, 2018	338,000	3,196		N/A	Bank Borrowings
February 28, 2017	318,000	3,455		N/A	Bank Borrowings
February 29, 2016	190,000	4,733		N/A	Bank Borrowings
February 28, 2015	295,000	3,719		N/A	Bank Borrowings

(a)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”)) or unrated debt instruments which are in the judgment of the Fund’s investment adviser of equivalent quality. Debt securities rated below investment grade commonly are referred to as “junk bonds.” As a secondary objective, the Fund will seek to provide capital appreciation.
Share Price [Table Text Block]
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
December 31, 2025	$10.65	$10.11	$10.27	$10.12	3.70%	(0.10)%	16,499,089
September 30, 2025	$10.65	$10.51	$10.37	$10.33	2.70%	1.74%	18,103,442
June 30, 2025	$10.58	$9.13	$10.34	$10.08	2.32%	(9.42)%	15,195,294
March 31, 2025	$10.86	$10.43	$10.67	$10.34	1.78%	0.87%	14,518,024
December 31, 2024	$11.10	$10.64	$10.78	$10.60	2.97%	0.38%	12,841,588
September 30, 2024	$11.07	$10.64	$10.77	$10.63	2.79%	0.09%	12,215,259
June 30, 2024	$11.06	$10.26	$10.86	$10.75	1.84%	(4.56)%	9,050,084
March 31, 2024	$11.36	$10.58	$10.91	$10.81	4.12%	(2.13)%	9,142,089
As of February 3, 2026, the NAV per common share of the Fund was $10.00 and the market price per common share was $10.18, representing a premium to NAV of 1.80%. Common shares of the Fund have historically traded at both a premium and discount to NAV.
As of February 4, 2026, the Fund has 62,931,032 common shares outstanding.

Lowest Price or Bid				$ 10.11	$ 10.51	9.13	$ 10.43	10.64	$ 10.64	$ 10.26	$ 10.58
Highest Price or Bid				10.65	10.65	10.58	10.86	11.1	11.07	11.06	11.36
Lowest Price or Bid, NAV				10.12	10.33	10.08	10.34	10.6	10.63	10.75	10.81
Highest Price or Bid, NAV				$ 10.27	$ 10.37	$ 10.34	$ 10.67	$ 10.78	$ 10.77	$ 10.86	$ 10.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]				3.70%	2.70%	2.32%	1.78%	2.97%	2.79%	1.84%	4.12%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(0.10%)	1.74%	(9.42%)	0.87%	0.38%	0.09%	(4.56%)	(2.13%)
Share Price			$ 10.18
NAV Per Share			$ 10
Latest Premium (Discount) to NAV [Percent]			1.80%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The Fund may offer and sell up to 30,000,000 common shares, $0.10 par value per share, from time to time through the
Sub-Placement
Agent as
sub-placement
agent under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that the Fund will sell 30,000,000 common shares at a price of $10.18 per share (which represents the last reported sale price per share of the Fund’s common shares on the NYSE on February 3, 2026). Actual sales, if any, of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $10.18 per share, depending on the market price of the Fund’s common shares at the time of any such sale. The Fund and the Distributor will determine whether any sales of the Fund’s common shares will be authorized on a particular day; the Fund and the Distributor, however, will not authorize sales of the Fund’s common shares if the per share price of the shares is less than the current NAV per share plus the per share amount of the commission to be paid to the Distributor (the “Minimum Price”). The Fund and the Distributor may also not authorize sales of the Fund’s common shares on a particular day even if the per share price of the shares is equal to or greater than the Minimum Price, or may only authorize a fixed number of shares to be sold on any particular day. The Fund and the Distributor will have full discretion regarding whether sales of Fund common shares will be authorized on a particular day and, if so, in what amounts.
The following table sets forth the Fund’s capitalization (1) on a historical basis as of June 30, 2025 (unaudited); and (2) on a pro forma basis as adjusted to reflect the assumed sale of 30,000,000 common shares at $10.18 per share (the last reported sale price per share of the Fund’s common shares on the NYSE on February 3, 2026), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $3,054,000 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Fund common shares, out of which the Distributor will compensate the
Sub-Placement
Agent at a rate of up to 0.80% of the gross sales proceeds of the sale of the Fund’s common shares sold by the
Sub-Placement
Agent) and the estimated initial offering expenses payable by the Fund, if any.

	As of June 30, 2025 (unaudited)	As adjusted for Offering (unaudited)
Common Shares	55,698,311	85,698,311
Paid in Capital	$735,304,875	$1,037,447,089
Undistributed NII	$(29,902,048)	$(29,902,048)
Accumulated Loss	$(113,900,384)	$(113,900,384)
Net Depreciation	$(14,839,451)	$(14,839,451)
Net Assets	$576,662,992	$878,805,206
NAV	$10.35	$10.25

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares

[1]	Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sale price per common share of $10.18, which represents the last reported sale price per share of the Fund’s common shares on the NYSE on February 3, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $203,785. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act), of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[5]	The Fund currently pays the Advisor a monthly contractual management fee in arrears at an annual rate equal to 0.55% of the aggregate of (i) the average daily value of the Fund’s net assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of December 31, 2025 amounted to approximately 15.20% of the Fund’s Managed Assets (approximately 17.92% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
[6]	Reflects leverage, in the form of a credit facility, in an amount equal to approximately 15.20% of the Fund’s Managed Assets as of December 31, 2025. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[7]	Other Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[9]	Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.